Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended				12 Months Ended
	Sep. 30, 2012	Aug. 31, 2012	Jul. 31, 2012 Lawsuit	Sep. 30, 2011	Dec. 31, 2012	Sep. 30, 2013	Jul. 29, 2013	Dec. 31, 2011	Nov. 01, 2013 President [Member] Subsequent Event [Member]
Commitments (Textual)
Lease expire date		Aug. 31, 2012
Lease arrangements periodic payment per month	$ 500	$ 500			$ 600
Lease arrangement payment paid per month	5,008
Lease expiration term	5 years			1 year	5 years
Lease arrangements term, Description				One year with five successive one year renewal options.
Lease arrangements, payment for first month				2,500
Lease arrangements periodic payments for remaining eleven months				4,400
Renewed period of lease arrangements	1 year
Increment percentage in lease payment on renewal	4.00%
Total minimum lease payments					45,128	67,068
Short term liabilities					16,923	32,768
Amortization of assets held under capital leases						27,000
Number of pending lawsuits resolved			2
Lawsuit settlement, amount payable			232,500
Terms of payment to Siddel for settlement of lawsuits			Eleven (11) payments totaling $232,500 pursuant to the terms of prior employment agreement.
Number of shares agreed to be transferred to company officer			3,299,802
Grace period for due payments under Settlement Agreement			7 days
Settlement Payable					115,278		23,056
Due to officers					75,000	115,000
Promissory notes payable									$ 40,000